Note 19 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Interest Rate Derivative Liabilities, at Fair Value	$ 7,741	$ 15,314
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		$ 85
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	$ 416